Other financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other financial assets and liabilities
Schedule of other financial assets and liabilities

	Current		Non-Current
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Other financial assets
Restricted cash	—	—	38	151
Derivative financial instruments (note 19)	134	288	66	184
Investments in equity securities	—	—	757	726
Related parties-Loans (note 29)	195	319	923	1,600
	329	607	1,784	2,661
Other financial liabilities
Derivative financial instruments (note 19)	328	94	689	307
Related parties-Loans (note 29)	725	980	943	956
Financial guarantees provided (note 30)	—	—	877	525
Liabilities related to the concession grant (note 16b)	209	—	2,103	—
Advance received	644	330	—	—
	1,906	1,404	4,612	1,788